SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (503)	$ (146)
Payment of bank advisory fees	0	(2,890)
Accounts payable and other liabilities	(314)	(706)
Net change in non-cash working capital	$ (817)	$ (3,742)